UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.7%
California 96.7%
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, Series A, California
Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$9,670,140
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,400,300
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,822,004
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.25%, 10/01/21	64,660,000	69,507,560
5.45%, 10/01/25	25,000,000	26,778,750
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured,
zero cpn., 9/01/27	3,035,000	1,840,910
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,
8/01/32	3,355,000	1,452,849
8/01/33	3,610,000	1,477,934
2/01/34	3,345,000	1,324,787
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,833,785
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	15,897,665
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,399,450
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,012,950
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,463,126
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,642,333
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,040,836
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	1,993,796
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,182,800
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	11,375,167
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,008,080
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,824,648
Los Angeles County, Election of 2006, Refunding, BAM Insured, 5.00%, 8/01/43	5,000,000	5,383,950
Bay Area Toll Authority Toll Bridge Revenue, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	22,308,000
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,
5.75%, 8/01/36	6,200,000	7,012,262
zero cpn., 8/01/40	11,000,000	3,063,830
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,614,321
Buckeye USD, GO, Election of 2006, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,705,000	11,136,197
California Health Facilities Financing Authority Revenue, Northern California Presbyterian Homes and Services Inc.,
Refunding, 5.40%, 7/01/28	5,000,000	5,003,700
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	10,853,926
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage
Insured,
5.875%, 5/15/29	2,895,000	3,155,984
6.125%, 5/15/39	5,830,000	6,273,430
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,925,200
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,601,725
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,398,350
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured,
5.125%, 4/01/31	880,000	892,197
California State Department of Water Resources Water System Revenue, Central Valley Project,
Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	40,319
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	25,813
California State Educational Facilities Authority Revenue, Stanford University,
Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	21,157,975
Series U-4, 5.00%, 6/01/43	9,775,000	12,731,253
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	214,017
NATL Insured, 6.00%, 10/01/21	65,000	66,897
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,346,721

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
California State Health Facilities Financing Authority Revenue,
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,437,290
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured,
6.25%, 2/01/26	5,000,000	6,220,000
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	795,000	797,568
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	2,001,280
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	16,076,550
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured,
ETM, 5.90%, 9/01/26	1,615,000	2,030,346
California State Public Works Board Lease Revenue, Department of Mental Health Hospital, Series A, AMBAC Insured,
5.00%,
12/01/21	4,100,000	4,113,448
12/01/26	5,675,000	5,692,309
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,609,200
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	2,440,000	2,444,929
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	3,290,000	3,295,099
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,341,400
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,788,119
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	17,851,530
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,390,940
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,833,574
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/43	3,000,000	3,377,520
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	9,106,344
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	21,186,717
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,239,600
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,208,980
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	7,975,870
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	980,000	983,018
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,073,600
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,085,850
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/32	2,585,000	2,592,341
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	15,550,360
10/01/41	3,880,000	4,185,123
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,060,290
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,747,699
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,146,565
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	3,000,000	3,458,430
5.625%, 8/01/33	3,500,000	4,032,210
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,148
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn.,
8/01/36	8,000,000	2,908,240
8/01/37	8,000,000	2,751,840
8/01/40	7,500,000	2,191,875
8/01/43	10,000,000	2,477,000
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,378,250
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,280,495
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,173,580
Colton Joint USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	4,578,600
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,759,762
Corona-Norco USD, GO,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	998,788
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,763,757
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,905,290
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	3,250,028
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	4,045,389
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,570,080
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,612,625
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,706,912

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,260,151
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,814,335
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,821,253
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,304,500
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,754,163
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	8,011,376
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,657,500
6/01/37	2,500,000	2,595,875
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,515,522
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	5,016,600
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	24,350,900
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,784,600
Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	25,605,817
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	67,015,954
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,636,756
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	835,774
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	768,619
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,847,114
Franklin-McKinley School District GO, Santa Clara County,
Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,492,678
Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,489,400
Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
2/01/20	2,065,000	2,487,396
8/01/22	3,000,000	3,642,480
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/31	2,500,000	2,689,650
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/23	3,030,000	2,311,435
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,000,600
Grossmont UHSD, GO,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,762,186
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,595,794
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,479,916
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,080,820
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	9,875,000	2,105,943
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, 5.125%, 10/01/32	19,815,000	19,815,000
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,164,280
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,
5.125%, 10/01/32	1,690,000	1,913,672
5.25%, 10/01/39	7,590,000	8,444,406
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,
8/01/25	3,045,000	3,847,327
8/01/29	3,075,000	4,006,079
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,496,350
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,290,960
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,289,040
Kern High School District GO, AGMC Insured, ETM, 6.625%, 8/01/15	1,400,000	1,475,208
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,475,120
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,021,876
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,414,100
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,045,400
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	2,706,361
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,
8/01/25	5,495,000	3,567,354
7/01/26	5,965,000	3,677,959
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,443,406
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,242,569
Live Oak School District COP, Assured Guaranty,
5.50%, 8/01/29	1,245,000	1,476,060
5.875%, 8/01/34	2,270,000	2,702,775
5.875%, 8/01/39	2,750,000	3,237,987
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,921,841

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC
Insured, 5.00%,
8/01/25	7,015,000	7,014,579
8/01/31	3,135,000	3,034,304
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	33,357,900
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	495,000	495,426
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,537,150
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,524,250
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,423,094
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%, 10/01/40	5,115,000	5,302,414
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,082,975
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,477,638
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,990,655
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,112,575
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,322,703
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,618,372
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,121,984
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,976,523
Oceanside USD, GO, Capital Appreciation, Election of 2008,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,498,750
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	3,701,946
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,616,358
Paramount USD, GO,
County of Los Angeles, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,623,043
Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,943,833
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/22	1,900,000	1,384,986
8/01/23	1,985,000	1,370,583
8/01/24	2,075,000	1,359,395
8/01/25	2,170,000	1,344,554
8/01/26	2,265,000	1,327,267
Peralta Community College District GO,
Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32	8,450,000	8,591,960
Election of 2006, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	6,000,000	6,748,080
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,612,166
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,424,320
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,469,600
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,169,616
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,272,320
Pomona USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,183,366
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,342,880
Poway RDA Tax Allocation, Paguay Redevelopment Project,
AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,199,689
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,225,423
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%,
8/01/37	24,000,000	27,344,880
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	3,949,900
Ripon USD, GO, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to 8/01/18, 5.00% thereafter, 8/01/42	3,020,000	2,528,374
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,847,797
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE,
FGIC Insured,
5.00%, 8/01/37	3,620,000	3,633,937
ETM, 5.00%, 8/01/37	1,380,000	1,479,043
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,391,500
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	430,000	431,673
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	17,790,269
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,713,272
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	19,351,758
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,018,600

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)

San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	2,240,668
2/01/27	1,850,000	1,136,714
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,662,481
San Joaquin Delta Community College District GO, Election of 2004,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,498,174
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,129,577
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	538,814
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	4,712,468
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	7,719,880
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	18,084,580
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	12,864,372
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,951,208
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,410,000	3,418,286
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,799,975
San Juan USD, GO, Election of 2002, BHAC Insured, Pre-Refunded, 5.00%, 8/01/31	5,000,000	5,201,400
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	16,377,975
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	4,368,784
Sanger Financing Authority Wastewater Revenue, Fresno County, Subordinate, AGMC Insured, 5.00%,
6/15/35	2,360,000	2,615,942
6/15/43	3,225,000	3,514,218
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,215,558
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	10,208,679
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	12,373,585
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	385,000	389,632
Santee School District GO, Election of 2006,
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,332,432
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,067,290
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,506,515
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,
9/01/35	2,000,000	2,128,100
9/01/40	1,500,000	1,582,260
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,263,831
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,678,000
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	1,166,233
8/01/29	2,440,000	1,141,408
8/01/30	2,550,000	1,117,640
8/01/31	2,660,000	1,099,431
Stanislaus USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,757,274
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,702,634
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,503,640
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	16,489,950
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,
5.00%, 9/01/30	1,255,000	1,367,988
5.375%, 9/01/37	5,000,000	5,413,250
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured,
5.375%, 5/01/33	3,185,000	3,478,498
5.50%, 5/01/38	8,305,000	9,019,562
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,304,435
5.25%, 9/01/39	3,250,000	3,495,505
Union Elementary School District GO, Capital Appreciation,
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,475,860
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,868,975
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,906,045
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	6,893,531
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,701,853
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	747,990

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)

Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	7,150,000	4,543,753
2/01/27	4,795,000	2,960,529
Washington Township Health Care District Revenue, Refunding,
5.00%, 7/01/18	2,000,000	2,003,980
5.125%, 7/01/23	450,000	450,644
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	3,177,758
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,810,750
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%,
8/01/41	4,000,000	4,696,400
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	6,201,655
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,075,860
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District
Improvement, Assured Guaranty,
5.50%, 9/01/34	1,750,000	1,884,523
5.625%, 9/01/39	2,500,000	2,644,000
Wiseburn School District GO, Election of 2010,
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,304,121
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,209,200
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	4,846,391
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,628,650
Total Municipal Bonds (Cost $1,540,160,124) 96.7%		1,717,599,926

Other Assets, less Liabilities 3.3%		59,505,048
Net Assets 100.0%		$1,777,104,974

ABBREVIATIONS
Selected Portfolio

ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
SFMR - Single Family Mortgage Revenue
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.4%
California 90.8%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home of California, Refunding,
Series A, California Mortgage Insured, 5.00%,
4/01/23	$1,000,000	$1,184,380
4/01/24	1,000,000	1,176,030
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,231,560
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,430,779
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,159,620
Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	955,956
Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	531,038
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,152,930
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
zero cpn., 10/01/17	10,000,000	9,573,700
Antelope Valley Community College District GO, Refunding, Series A, 5.00%, 8/01/25	4,210,000	5,081,175
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,029,604
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	3,329,955
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%,
11/01/21	1,080,000	1,169,305
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,304,200
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,212,910
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,
9/01/26	1,000,000	1,030,760
9/01/28	2,000,000	2,061,360
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,
8/01/15	4,600,000	4,563,660
8/01/16	4,670,000	4,564,832
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-
Refunded, 5.00%, 6/01/26	1,220,000	1,476,786
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	6,066,450
California State Department of Water Resources Central Valley Project Water System Revenue,
Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,391,169
Series AM, 5.00%, 12/01/23	10,000,000	12,303,100
Series AM, 5.00%, 12/01/25	5,000,000	6,076,400
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,471,446
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,723,950
Refunding, Series L, 5.00%, 5/01/22	12,000,000	14,217,960
Refunding, Series N, 5.00%, 5/01/21	10,845,000	13,198,799
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,636,535
California State Department of Water Resources Water System Revenue, Central Valley Project, Refunding, Series AE,
5.00%, 12/01/26	5,000,000	5,717,150
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,579,850
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	48,570,000
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,589,050
California State GO,
5.25%, 6/01/16	515,000	519,213
Refunding, 5.00%, 2/01/22	15,000,000	18,052,650
Refunding, 5.25%, 9/01/22	16,330,000	20,047,688
Refunding, 5.00%, 10/01/22	15,785,000	19,111,847
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,909,850
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,878,850
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series K, 5.125%, 7/01/22	9,250,000	9,546,185
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,108,420
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,471,880
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,718,424
Providence Health and Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,804,725
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,127,252

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
California State Municipal Finance Authority COP, Community Hospitals of Central California,
5.00%, 2/01/18	4,390,000	4,903,542
5.00%, 2/01/19	3,860,000	4,385,771
5.00%, 2/01/20	1,600,000	1,776,240
5.00%, 2/01/21	1,600,000	1,765,136
Refunding, 5.00%, 2/01/17	4,025,000	4,388,618
Refunding, 5.00%, 2/01/19	2,590,000	2,758,479
California State Municipal Finance Authority Revenue,
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,130,000	1,331,106
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,816,140
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,246,210
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,315,105
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,884,850
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,167,640
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,329,545
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,683,000
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,844,692
Series A, 5.00%, 9/01/26	10,000,000	12,007,400
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/25	4,725,000	5,599,928
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/26	1,000,000	1,182,500
Trustees of the California State University, Series D, 5.00%, 9/01/25	2,920,000	3,468,639
Trustees of the California State University, Series D, 5.00%, 9/01/26	4,650,000	5,505,274
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,660,834
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,528,312
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,436,269
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,841,590
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,690,100
Series A, 5.00%, 11/01/26	11,000,000	13,044,130
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	11,302,700
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,393,540
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/26	1,000,000	1,159,430
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/28	1,250,000	1,430,800
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,908,400
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,335,637
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,512,800
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,590,985
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	565,175
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,130,350
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,402,440
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,629,946
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,183,031
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,000,090
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,030
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,000,240
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	460,000
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	480,000
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,740,930
Carson RDA, Tax Allocation Housing, Series A, 5.00%,
10/01/22	1,975,000	2,190,235
10/01/23	2,135,000	2,359,047
10/01/24	2,245,000	2,467,682
10/01/25	1,700,000	1,858,916
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero
cpn., 8/01/22	10,445,000	8,369,578
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	971,620
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	8,078,481
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	5,235,000	5,085,122
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,386,888
Clovis Water Revenue, Refunding, BAM Insured, 5.00%,
3/01/26	2,620,000	3,030,109
3/01/27	1,000,000	1,146,880
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,357,750

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Conejo Valley USD, GO, Election of 1998, Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,408,700
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,171,222
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,508,347
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,662,878
GO, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	3,999,299
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,806,792
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,142,740
Cupertino USD, GO, Santa Clara County,
Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,579,702
Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,830,765
Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,212,730
Refunding, 5.00%, 8/01/22	1,690,000	1,980,748
Desert Sands USD,
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,344,207
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,312,857
East Bay Municipal Utility District Wastewater System Revenue, Refunding, Series A, 5.00%,
6/01/25	2,845,000	3,585,923
6/01/26	3,650,000	4,635,719
6/01/27	1,500,000	1,908,540
6/01/29	1,000,000	1,279,710
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,303,720
8/01/21	2,140,000	2,504,292
8/01/22	3,090,000	3,571,700
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,631,405
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	470,000	501,551
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,113,711
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,158,844
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,135,070
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,453,198
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,499,365
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,554,602
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	13,665,677
zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,668,125
zero cpn. to 1/15/24, 5.80% thereafter, 1/15/26	3,760,000	2,512,733
zero cpn. to 1/15/24, 5.90% thereafter, 1/15/27	6,395,000	4,277,552
Fullerthon School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/27	1,000,000	1,102,680
9/01/28	1,040,000	1,137,677
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,
8/01/21	1,010,000	1,179,286
8/01/22	1,170,000	1,367,683
8/01/23	1,350,000	1,560,505
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	518,155
Irvine USD Financing Authority Special Tax, Series A,
4.70%, 9/01/15	1,040,000	1,056,120
4.80%, 9/01/17	1,325,000	1,356,535
4.875%, 9/01/18	1,490,000	1,524,732
5.00%, 9/01/20	1,095,000	1,118,356
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,138,150
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,440,814
Refunding, Series A, 5.00%, 9/01/29	530,000	595,609
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	2,984,410
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,394,850
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,511,445
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.00%, 9/01/27	1,795,000	1,862,887
5.25%, 9/01/29	1,035,000	1,082,910
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,115,950
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,352,860
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,830,200

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Los Angeles County MTA Sales Tax Revenue, Proposition C,
Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,019,350
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,614,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%,
10/01/22	2,750,000	3,272,170
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,166,365
Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,149,800
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,460,379
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,504,961
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/21	5,975,000	6,459,931
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,290,036
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,476,569
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	6,054,150
GO, Series D, 5.00%, 7/01/27	3,410,000	3,937,595
GO, Series I, 5.00%, 7/01/18	5,000,000	5,783,100
Los Angeles Wastewater System Revenue, Subordinate, Refunding,
Series A, 5.00%, 6/01/27	9,145,000	10,930,927
Series B, 5.00%, 6/01/28	11,700,000	13,621,140
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,
9/01/22	1,000,000	1,139,140
9/01/26	1,280,000	1,427,930
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,561,810
3.95%, 11/15/36	1,260,000	1,306,129
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	6,089,650
Metropolitan Water District of Southern California Revenue, Refunding, Series E, 5.00%,
7/01/22	23,900,000	29,230,895
7/01/23	20,000,000	24,700,600
7/01/24	1,110,000	1,388,965
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,490,809
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,
8/01/18	1,455,000	1,346,239
8/01/19	1,480,000	1,318,354
Moreno Valley USD, GO, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	5,511,150
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,720,832
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/23,
5.875% thereafter, 8/01/28	6,000,000	4,807,500
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,
9/01/20	1,225,000	1,383,674
9/01/22	1,495,000	1,687,302
9/01/24	1,810,000	1,990,891
9/01/25	1,000,000	1,085,570
New Haven USD, GO, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/22	11,750,000	8,996,740
8/01/23	3,200,000	2,337,408
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
5.00%, 7/01/23	2,000,000	2,293,660
5.25%, 7/01/24	2,000,000	2,301,560
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,586,826
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding,
Series A, 5.00%, 9/02/26	1,045,000	1,156,313
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%,
4/01/23	7,690,000	7,989,833
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street
Parking AD, 5.00%,
9/02/28	1,000,000	1,111,640
9/02/29	1,280,000	1,414,477
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,050,241
1/01/23	1,065,000	1,100,922
1/01/24	1,070,000	1,106,348

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)

Perris UHSD Financing Authority Special Tax,
5.25%, 9/01/25	1,005,000	1,037,602
5.50%, 9/01/27	1,270,000	1,311,567
5.625%, 9/01/29	1,375,000	1,419,839
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,039,190
Poway USD, PFA Special Tax Revenue, BAM Insured, 5.00%,
10/01/31	1,700,000	1,946,092
10/01/32	1,850,000	2,096,105
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/16	1,420,000	1,503,198
7/01/21	1,695,000	1,813,175
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,003,640
The Regents of the University of California Revenue, General,
Series AM, 5.00%, 5/15/27	3,000,000	3,640,350
Series AM, 5.00%, 5/15/28	1,835,000	2,207,542
Series U, 5.00%, 5/15/19	4,060,000	4,762,786
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
8/01/19	2,010,000	2,316,143
8/01/20	2,315,000	2,623,914
8/01/21	2,050,000	2,299,485
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,233,623
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,618,509
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	1,045,000	1,158,174
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,272,486
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,473,994
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.25%,
6/01/25	3,500,000	4,331,320
6/01/27	4,000,000	4,886,600
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/21	1,305,000	1,522,583
Sacramento County COP, Refunding,
5.375%, 2/01/23	3,400,000	3,691,754
5.50%, 2/01/25	3,770,000	4,104,701
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District,
Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,388,820
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding,
5.00%, 9/01/20	1,510,000	1,736,983
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,650,400
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,135,200
San Bernardino County Transportation Authority Revenue, Sales Tax Revenue, Series A, 5.00%,
3/01/30	2,685,000	3,175,549
3/01/31	5,090,000	5,978,459
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	9,031,520
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,082,210
San Francisco BART District GO, Election of 2004, Series C, 5.00%,
8/01/27	2,640,000	3,190,044
8/01/28	3,500,000	4,213,755
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,092,709
Refunding, Second Series G, 5.00%, 5/01/23	4,970,000	5,814,502
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,524,424
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	3,050,385
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,376,172
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation, Mission Bay South
Redevelopment Project, Series A, 5.00%,
8/01/30	1,080,000	1,198,508
8/01/34	1,110,000	1,212,620
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,142,770
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,173,191
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,157,670
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,154,730
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,673,484

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,777,369
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,200,530
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,
5.60%, 1/15/16	3,000,000	3,066,900
NATL Insured, zero cpn., 1/15/26	19,000,000	11,149,960
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,940,420
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,252,480
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured,
5.00%, 3/01/29	1,000,000	1,158,150
Sanger Financing Authority Wastewater Revenue, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	7,975,660
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/19	1,325,000	1,464,006
8/01/20	1,510,000	1,668,414
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,945,800
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,273,940
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue, Series A, 5.00%,
3/01/25	15,410,000	18,069,458
3/01/27	11,945,000	13,822,276
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
5.25%, 9/01/24	3,500,000	3,868,830
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,889,100
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,751,520
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,127,422
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,679,800
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,
9/01/24	1,000,000	1,117,910
9/01/25	1,000,000	1,110,430
University of California Revenues, General, Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,441,195
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,263,353
West Kern Community College District COP, AMBAC Insured,
5.00%, 11/01/20	1,015,000	1,120,611
5.00%, 11/01/21	1,065,000	1,174,876
5.00%, 11/01/22	1,115,000	1,228,808
5.125%, 11/01/23	1,170,000	1,291,657
5.125%, 11/01/24	1,230,000	1,357,084
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,
8/01/24	7,755,000	5,300,853
8/01/26	10,045,000	5,997,970
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,655,387
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,
5.00%, 9/01/15	1,080,000	1,082,808
5.25%, 9/01/20	1,325,000	1,327,001
		1,274,698,639
U.S. Territories 3.6%
Guam 0.5%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,586,809
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/21	2,000,000	2,348,460
10/01/22	2,000,000	2,373,020
		7,308,289
Puerto Rico 3.1%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,614,350
[a]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,077,700
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,010,500
Series WW, 5.375%, 7/01/23	5,000,000	2,993,650
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,462,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	11,754,114
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	4,252,800

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	8,355,100
		43,520,714
Total U.S. Territories		50,829,003
Total Municipal Bonds (Cost $1,241,933,191) 94.4%		1,325,527,642
Other Assets, less Liabilities 5.6%		78,486,001
Net Assets 100.0%		$1,404,013,643

a At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
BART - Bay Area Rapid Transit
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
MUD - Municipal Utility District
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds 100.0%
California 100.0%
[a]California Educational Facilities Authority Revenue, Various, California Institute of Technology, Refunding, Series A, Weekly
VRDN and Put, 0.03%, 10/01/36	$1,100,000	$1,100,000
[a]California HFAR, MFH III, Refunding, Series F, Weekly VRDN and Put, 0.04%, 2/01/32	6,075,000	6,075,000
[a]California Infrastructure and Economic Development Bank Revenue,
American National Red Cross, Refunding, Weekly VRDN and Put, 0.03%, 9/01/34	4,300,000	4,300,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.04%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.03%, 4/01/17	16,300,000	16,300,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.01%, 11/01/26	11,100,000	11,100,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.02%, 11/01/26	2,500,000	2,500,000
California State Department of Water Resources Revenue, 0.07%, 11/12/14	6,512,000	6,512,000
[a]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.02%, 7/01/23	16,085,000	16,085,000
[a]California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.03%, 10/01/14	1,825,000	1,825,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.03%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.03%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.04%, 10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.03%, 10/01/22	6,600,000	6,600,000
[a]California State GO,
Kindergarten, Refunding, Series A2, Daily VRDN and Put, 0.02%, 5/01/34	2,100,000	2,100,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.03%, 5/01/33	18,525,000	18,525,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.03%, 5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children's Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.03%, 11/01/38	2,900,000	2,900,000
Children's Hospital of Orange County, Series D, Weekly VRDN and Put, 0.03%, 11/01/34	8,700,000	8,700,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.03%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.03%, 3/01/47	8,900,000	8,900,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.03%, 7/01/41	21,075,000	21,075,000
[a]California State HFAR, MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.04%, 4/01/43	6,325,000	6,325,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds, Series B, Daily
VRDN and Put, 0.01%, 11/01/35	22,000,000	22,000,000
California State RAN, 1.50%, 6/22/15	15,000,000	15,150,538
[a]California Statewide CDA Revenue,
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.01%, 8/15/36	400,000	400,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.03%, 8/15/27	17,675,000	17,675,000
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.06%, 12/01/36	12,290,000	12,290,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.03%,
7/01/37	17,525,000	17,525,000
[a]East Bay MUD Water System Revenue, Refunding, Series A-1, Weekly VRDN and Put, 0.03%, 6/01/38	12,350,000	12,350,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.11%, 6/01/30	1,700,000	1,700,000
[a]Irvine 1915 Act Special Assessment, Limited Obligation Improvement,
AD No. 94-13, Daily VRDN and Put, 0.04%, 9/02/22	1,919,000	1,919,000
AD No. 94-15, Refunding, Daily VRDN and Put, 0.04%, 9/02/20	1,540,000	1,540,000
AD No. 97-16, Daily VRDN and Put, 0.04%, 9/02/22	4,800,000	4,800,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.02%, 10/01/41	13,140,000	13,140,000
[a]Irvine USD Special Tax, CFD No. 09-1, Series B, Daily VRDN and Put, 0.04%, 9/01/51	10,000,000	10,000,000
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.03%, 12/01/32	6,400,000	6,400,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.05%, 4/15/28	9,500,000	9,500,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.05%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR, Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.04%,
4/01/31	11,875,000	11,875,000
Los Angeles County Revenue, TRAN, 1.50%, 6/30/15	5,000,000	5,051,337
[a]Los Angeles Department of Water and Power Revenue,
Power System, Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.04%, 7/01/35	4,600,000	4,600,000
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.04%, 7/01/34	10,700,000	10,700,000
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	10,950,000	10,950,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.02%, 7/01/35	15,700,000	15,700,000
Los Angeles Revenue, TRAN, 1.50%, 6/25/15	10,000,000	10,101,460
Los Angeles Wastewater System Revenue, TECP, Series A-1, 0.11%, 3/17/15	10,000,000	10,000,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
[a]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series D, Weekly VRDN and Put,
0.04%, 7/01/35	17,900,000	17,900,000
[a]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.01%,
7/01/35	5,200,000	5,200,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.03%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue, Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and
Put, 0.05%, 11/15/28	9,100,000	9,100,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured,
Weekly VRDN and Put, 0.05%, 12/01/27	4,045,000	4,045,000
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.03%, 8/15/28	19,500,000	19,500,000
[a]San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, Weekly VRDN and Put,
0.04%, 4/01/38	20,305,000	20,305,000
[a]San Francisco City and County Finance Corp. Lease Revenue, Moscone Center, Refunding, Series 1, Weekly VRDN and
Put, 0.04%, 4/01/30	5,000,000	5,000,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B,
Weekly VRDN and Put, 0.05%, 11/15/25	19,000,000	19,000,000
[a]Santa Clara County MFHR, The Grove Garden Apartments, Refunding, Series A, Weekly VRDN and Put, 0.06%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.04%, 6/01/26	13,535,000	13,535,000
Series C, Weekly VRDN and Put, 0.04%, 6/01/26	6,985,000	6,985,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.05%, 7/15/29	9,400,000	9,400,000
[a]University of California Revenues,
General, Refunding, Series A, Weekly VRDN and Put, 0.03%, 5/15/48	8,000,000	8,000,000
General, Series AL-1, Weekly VRDN and Put, 0.04%, 5/15/48	7,000,000	7,000,000
Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.04%, 5/15/48	5,000,000	5,000,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.04%, 4/01/27	3,730,000	3,730,000
Total Investments (Cost $603,104,335) 100.0%		603,104,335

Other Assets, less Liabilities 0.0%†		67,954
Net Assets 100.0%		$603,172,289

† Rounds to less than 0.1% of net assets.
a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
AD - Assessment District
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ID - Improvement District
MF - Multi-Family
MFH - Multi-Family Housing
MFHR - Multi-Family Housing Revenue
MFMR - Multi-Family Mortgage Revenue
MFR - Multi-Family Revenue
MUD - Municipal Utility District
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
RAN - Revenue Anticipation Note

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

TECP - Tax-Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note
USD - Unified/Union School District

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term Tax-	Tax-Exempt
	Income Fund	Free Income Fund	Money Fund

Cost of investments	$1,539,107,665	$1,241,588,008	$603,104,335

Unrealized appreciation	$178,562,286	$94,406,269	$-
Unrealized depreciation	(70,025)	(10,466,636)	-
Net unrealized appreciation (depreciation)	$178,492,261	$83,939,633	$-

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from nine months to two years.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2014